Equity Incentive Plans (Shares Reserved for Future Issuance) (Details) - shares	Sep. 30, 2019	Dec. 31, 2018
Stock options outstanding	1,311,496	136,463
Employee stock purchase plan	5,462
Warrants	1,854,262
Total shares reserved	3,210,194
Equity Incentive Plan 2016 [Member]
Available for future grants under the 2016 Plan	38,974